Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 92,804
Ending Balance		153,682	¥ 92,804
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		84,001	136,978	¥ 243,655
Gains or losses (realized/ unrealized), included in earnings	[1]	2,101	4,364	(9,225)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	6,653	4,056	7,693
Gains or losses (realized/ unrealized), total		8,754	8,420	(1,532)
Purchases	[3]	65,964	56,202	19,294
Sales		(18,222)	(13,817)	(10,564)
Settlements	[4]	(23,796)	(103,782)	(113,875)
Transfers in and/or out of Level 3 (net)	[5]	(19,650)	0	0
Ending Balance		97,051	84,001	136,978
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,745)	180	(9,783)
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		661	6,524	2,912
Gains or losses (realized/ unrealized), included in earnings	[1]	73	416	(508)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(24)	(356)	908
Gains or losses (realized/ unrealized), total		49	60	400
Purchases	[3]	0	0	3,942
Sales		(210)	(1,325)	(432)
Settlements	[4]	(500)	(4,598)	(298)
Transfers in and/or out of Level 3 (net)	[5]	0	0	0
Ending Balance		0	661	6,524
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0	(456)
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		6,772	63,244	139,152
Gains or losses (realized/ unrealized), included in earnings	[1]	5	327	(9,228)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	101	839	(15)
Gains or losses (realized/ unrealized), total		106	1,166	(9,243)
Purchases	[3]	1,700	0	5,419
Sales		0	(36)	(9)
Settlements	[4]	(1,298)	(57,602)	(72,075)
Transfers in and/or out of Level 3 (net)	[5]	0	0	0
Ending Balance		7,280	6,772	63,244
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	5	5	(8,095)
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		17,833	24,338	31,024
Gains or losses (realized/ unrealized), included in earnings	[1]	60	2,388	(1,215)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	3,724	963	4,446
Gains or losses (realized/ unrealized), total		3,784	3,351	3,231
Purchases	[3]	29,372	14,295	3,525
Sales		(3,446)	(11,067)	(2,396)
Settlements	[4]	(4,447)	(13,084)	(11,046)
Transfers in and/or out of Level 3 (net)	[5]	(20,438)	0	0
Ending Balance		22,658	17,833	24,338
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(395)	(152)	(1,450)
Available-for-sale securities | Other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		47,185	34,561	62,157
Gains or losses (realized/ unrealized), included in earnings	[1]	(1,334)	1,233	846
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	4,428	371	935
Gains or losses (realized/ unrealized), total		3,094	1,604	1,781
Purchases	[3]	34,892	40,907	6,408
Sales		(3,368)	(1,389)	(5,329)
Settlements	[4]	(17,551)	(28,498)	(30,456)
Transfers in and/or out of Level 3 (net)	[5]	0	0	0
Ending Balance		64,252	47,185	34,561
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,355)	327	218
Available-for-sale securities | Other Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		11,550	8,311	8,410
Gains or losses (realized/ unrealized), included in earnings	[1]	3,297	0	880
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(1,649)	2,239	1,419
Gains or losses (realized/ unrealized), total		1,648	2,239	2,299
Purchases	[3]	0	1,000	0
Sales		(11,198)	0	(2,398)
Settlements	[4]	0	0	0
Transfers in and/or out of Level 3 (net)	[5]	0	0	0
Ending Balance		2,000	11,550	8,311
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0	0
Available-for-sale securities | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0
Gains or losses (realized/ unrealized), included in earnings	[1]	0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	73
Gains or losses (realized/ unrealized), total		73
Purchases	[3]	0
Sales		0
Settlements	[4]	0
Transfers in and/or out of Level 3 (net)	[5]	788
Ending Balance		861	0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		6,317	5,800	0
Gains or losses (realized/ unrealized), included in earnings	[1]	1,290	1,767	670
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,142	584	825
Gains or losses (realized/ unrealized), total		2,432	2,351	1,495
Purchases	[3]	6,180	2,013	5,018
Sales		(4,870)	(3,824)	(713)
Settlements	[4]	(1,336)	(23)	0
Transfers in and/or out of Level 3 (net)	[5]	0	0	0
Ending Balance		8,723	6,317	5,800
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	1,290	1,767	670
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		6,317	5,800	0
Gains or losses (realized/ unrealized), included in earnings	[1]	1,290	1,767	670
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,142	584	825
Gains or losses (realized/ unrealized), total		2,432	2,351	1,495
Purchases	[3]	6,180	2,013	5,018
Sales		(4,870)	(3,824)	(713)
Settlements	[4]	(1,336)	(23)	0
Transfers in and/or out of Level 3 (net)	[5]	0	0	0
Ending Balance		8,723	6,317	5,800
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	1,290	1,767	670
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,486	2,099	5,293
Gains or losses (realized/ unrealized), included in earnings	[1]	(13,838)	2,987	(3,194)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	0	0
Gains or losses (realized/ unrealized), total		(13,838)	2,987	(3,194)
Purchases	[3]	28,536	0	0
Sales		0	0	0
Settlements	[4]	(5,314)	(2,600)	0
Transfers in and/or out of Level 3 (net)	[5]	0	0	0
Ending Balance		11,870	2,486	2,099
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(13,838)	2,987	(3,194)
Derivative Financial Instruments, Assets and Liabilities | Options Held (Written), Caps Held and Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,486	2,099	5,293
Gains or losses (realized/ unrealized), included in earnings	[1]	(13,838)	2,987	(3,194)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	0	0
Gains or losses (realized/ unrealized), total		(13,838)	2,987	(3,194)
Purchases	[3]	28,536	0	0
Sales		0	0	0
Settlements	[4]	(5,314)	(2,600)	0
Transfers in and/or out of Level 3 (net)	[5]	0	0	0
Ending Balance		11,870	2,486	2,099
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(13,838)	2,987	(3,194)
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0
Gains or losses (realized/ unrealized), included in earnings	[1]	(36,072)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0
Gains or losses (realized/ unrealized), total		(36,072)
Purchases	[3]	72,654
Sales		0
Settlements	[4]	(544)
Transfers in and/or out of Level 3 (net)	[5]	0
Ending Balance		36,038	0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(36,072)
Other assets | Reinsurance Recoverable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	0
Gains or losses (realized/ unrealized), included in earnings	[1],[6]	(36,072)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[6]	0
Gains or losses (realized/ unrealized), total	[6]	(36,072)
Purchases	[3],[6]	72,654
Sales	[6]	0
Settlements	[4],[6]	(544)
Transfers in and/or out of Level 3 (net)	[5],[6]	0
Ending Balance	[6]	36,038	0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(36,072)
Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,833	0
Gains or losses (realized/ unrealized), included in earnings	[1]	(12,203)	2,343
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	0
Gains or losses (realized/ unrealized), total		(12,203)	2,343
Purchases	[3]	0	5,176
Sales		0	0
Settlements	[4]	(9,503)	0
Transfers in and/or out of Level 3 (net)	[5]	0	0
Ending Balance		5,533	2,833	0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(12,203)	2,343
Accounts Payable | Contingent consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,833	0
Gains or losses (realized/ unrealized), included in earnings	[1]	(12,203)	2,343
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	0
Gains or losses (realized/ unrealized), total		(12,203)	2,343
Purchases	[3]	0	5,176
Sales		0	0
Settlements	[4]	(9,503)	0
Transfers in and/or out of Level 3 (net)	[5]	0	0
Ending Balance		5,533	2,833	¥ 0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(12,203)	2,343
Insurance Contract, Rights and Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0
Gains or losses (realized/ unrealized), included in earnings	[1]	(100,702)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0
Gains or losses (realized/ unrealized), total		(100,702)
Purchases	[3]	1,765,444
Sales		0
Settlements	[4]	(611,663)
Transfers in and/or out of Level 3 (net)	[5]	0
Ending Balance		1,254,483	0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(100,702)
Insurance Contract, Rights and Obligations [Member] | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[7]	0
Gains or losses (realized/ unrealized), included in earnings	[1],[7]	(100,702)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[7]	0
Gains or losses (realized/ unrealized), total	[7]	(100,702)
Purchases	[3],[7]	1,765,444
Sales	[7]	0
Settlements	[4],[7]	(611,663)
Transfers in and/or out of Level 3 (net)	[5],[7]	0
Ending Balance	[7]	1,254,483	¥ 0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[7]	¥ (100,702)

[1]	Principally, gains and losses from available-for-sale securities are included in "Gains on investment securities and dividends", "Write-downs of securities" or "Life insurance premiums and related investment income"; other securities are included in "Gains on investment securities and dividends" and derivative assets and liabilities (net) are included in "Other (income) and expense, net" and gains from accounts payable are included in "Other (income) and expense, net", respectively. Also, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities."
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included. For the information of decrease in accounts payable, see Note 3 ("Acquisitions").
[5]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.
[6]	"Included in earnings" in the above table includes changes in the fair value of reinsurance recoverables recorded in "Life insurance costs" and reinsurance premiums, net of reinsurance benefits received, recorded in "Life insurance premiums and related investment income."
[7]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.